Subsequent Events	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events
Subsequent Events

Note 7 — Subsequent Events

Management has evaluated the impact of subsequent events that occurred after the balance sheet date up to the date the unaudited financial statements were issued and has not identified any subsequent events that would have required adjustment or disclosure in the unaudited financial statements.

Note 7 — Subsequent Events

Subsequent to the balance sheet date, the Company entered into capital markets advisory agreements with multiple advisors pursuant to which fees will be paid in an aggregate amount of up to 2% of the cash retained from the trust account (net of redemptions) plus any gross proceeds raised in a financing relating to an Initial Business Combination. The capital markets advisory fees are contingent on both the consummation and the specific terms of an Initial Business Combination, neither of which can be reasonably predicted at this time. Accordingly, no accrual has been made for these arrangements in the financial statements.

Management has evaluated the impact of subsequent events that occurred after the balance sheet date up to the date the financial statements were issued and has not identified any additional subsequent events that would have required adjustment or disclosure in the financial statements.